Segment information - Schedule of Segment Results (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of operating segments [line items]
Net sales	€ 41,081	€ 37,817	[1]	€ 37,651	[1]
Other revenues	3,205	3,801	[1],[2]	2,910	[1],[2]
Cost of sales	(13,205)	(12,628)	[1]	(11,882)	[1]
Research and development expenses	(7,394)	(6,507)	[1]	(6,501)	[1]
Selling and general expenses	(9,183)	(8,933)	[1]	(8,739)	[1]
Net income attributable to non-controlling interests	58	36	[1],[3]	113	[1],[3]
Biopharma (operating segment)
Disclosure of operating segments [line items]
Impairment of other intangible assets, net of reversals (excluding software)	415
Biopharma (operating segment) | Research and development projects and technology platforms
Disclosure of operating segments [line items]
Impairment of other intangible assets, net of reversals (excluding software)	640
Total
Disclosure of operating segments [line items]
Net sales	41,081	37,817	[4]	37,651	[5],[6]
Other revenues	3,205	3,801	[4]	2,910	[5],[6]
Cost of sales	(13,195)	(12,619)	[4]	(11,879)	[5],[6]
Research and development expenses	(7,394)	(6,507)	[4]	(6,501)	[5],[6]
Selling and general expenses	(9,183)	(8,933)	[4]	(8,739)	[5],[6]
Other operating income and expenses	(3,293)	(2,464)	[4]	(709)	[5],[6]
Share of profit/(loss) from investments accounted for using the equity method	136	101	[4]	76	[5],[6]
Net income attributable to non-controlling interests	(14)	(18)	[4]	(16)	[5],[6]
Business operating income	11,343	11,178	[4]	12,793	[5],[6]
Biopharma (operating segment)
Disclosure of operating segments [line items]
Net sales	41,081	37,817	[4],[7]	37,651	[5],[6],[7]
Other revenues	2,866	3,505	[2],[4]	2,534	[2],[5],[6]
Cost of sales	(12,973)	(12,415)	[4]	(11,682)	[5],[6]
Research and development expenses	(7,393)	(6,505)	[4]	(6,499)	[5],[6]
Selling and general expenses	(9,113)	(8,854)	[4]	(8,536)	[5],[6]
Other operating income and expenses	(3,305)	(2,476)	[4]	(764)	[5],[6]
Share of profit/(loss) from investments accounted for using the equity method	136	101	[4]	76	[5],[6]
Net income attributable to non-controlling interests	(14)	(18)	[4]	(16)	[5],[6]
Business operating income	11,285	11,155	[4]	12,764	[5],[6]
Other
Disclosure of operating segments [line items]
Net sales	0	0	[4]	0	[5],[6]
Other revenues	339	296	[4]	376	[5],[6]
Cost of sales	(222)	(204)	[4]	(197)	[5],[6]
Research and development expenses	(1)	(2)	[4]	(2)	[5],[6]
Selling and general expenses	(70)	(79)	[4]	(203)	[5],[6]
Other operating income and expenses	12	12	[4]	55	[5],[6]
Share of profit/(loss) from investments accounted for using the equity method	0	0	[4]	0	[5],[6]
Net income attributable to non-controlling interests	0	0	[4]	0	[5],[6]
Business operating income	€ 58	€ 23	[4]	€ 29	[5],[6]

[1]	Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation
[2]	(a)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[3]	Cash flows of the Opella business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations).
[4]	Figures for the comparative period (2023) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[5]	(a) Figures for the comparative period (2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[6]	(b) 2022 business operating income has been recast from the amount previously reported to include the one-time income of €952 million from the Libtayo transaction (€706 million net of tax).
[7]	(a)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.